Document and Entity Information	Aug. 11, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	CONTANGO OIL & GAS CO
Entity Incorporation, State or Country Code	TX
Entity File Number	001-16317
Entity Tax Identification Number	95-4079863
Entity Address, Address Line One	111 E. 5th Street, Suite 300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	529-0059
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MCF
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001071993
Amendment Flag	false